Supplemental Guarantor Information Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Current assets:
Cash and cash equivalents	$ 153,156	$ 258,367	$ 345,008	$ 234,685
Accounts receivable, net	421,374	459,263
Income tax receivable	2,283	0
Deferred subscription costs	51,021	49,327
Deferred income taxes	81,780	70,818
Intercompany receivables	0	0
Other	60,973	43,065
Total current assets	770,587	880,840
Non-current assets:
Property and equipment, net	301,419	245,566
Intangible assets, net	1,091,109	1,144,464
Goodwill	3,157,324	3,065,181	1,959,223
Investment in subsidiaries	0	0
Due from Affiliate, Noncurrent	0
Other	27,991	23,562
Total non-current assets	4,577,843	4,478,773
Total assets	5,348,430	5,359,613	3,549,211
Current liabilities:
Short-term debt	36,257	395,527
Accounts payable	52,245	57,001
Accrued compensation	101,875	89,460
Accrued royalties	37,346	36,289
Other accrued expenses	131,147	98,187
Income tax payable	0	9,961
Deferred revenue	596,187	560,010
Intercompany payables	0	0
Total current liabilities	955,057	1,246,435
Long-term debt	1,806,098	1,779,065
Accrued pension and postretirement liability	29,139	27,191
Deferred income taxes	347,419	361,267
Due to Affiliate, Noncurrent	0
Other liabilities	51,171	38,692
Total stockholders’ equity	2,159,546	1,906,963	1,584,358	1,384,729
Total liabilities and stockholders’ equity	5,348,430	5,359,613
Eliminating Entries [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Income tax receivable	(32,101)	(6,871)
Deferred subscription costs	(30,299)	(26,110)
Deferred income taxes	(12,181)	(14,890)
Intercompany receivables	(1,179,010)	(1,132,192)
Other	0	0
Total current assets	(1,253,591)	(1,180,063)
Non-current assets:
Property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	(3,998,154)	(3,062,661)
Due from Affiliate, Noncurrent	(740,879)
Other	0	0
Total non-current assets	(4,739,033)	(3,062,661)
Total assets	(5,992,624)	(4,242,724)
Current liabilities:
Short-term debt	0	0
Accounts payable	0	0
Accrued compensation	0	0
Accrued royalties	0	0
Other accrued expenses	0	0
Income tax payable	(32,101)	(6,871)
Deferred revenue	(30,299)	(26,110)
Intercompany payables	(1,179,010)	(1,132,192)
Total current liabilities	(1,241,410)	(1,165,173)
Long-term debt	0	0
Accrued pension and postretirement liability	0	0
Deferred income taxes	(12,181)	(14,890)
Due to Affiliate, Noncurrent	(740,879)
Other liabilities	0	0
Total stockholders’ equity	(3,998,154)	(3,062,661)
Total liabilities and stockholders’ equity	(5,992,624)	(4,242,724)
IHS Inc. [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Income tax receivable	18,000	0
Deferred subscription costs	0	0
Deferred income taxes	59,594	56,425
Intercompany receivables	712,976	513,596
Other	1,669	36
Total current assets	792,239	570,057
Non-current assets:
Property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	2,249,359	1,365,684
Due from Affiliate, Noncurrent	0
Other	11,498	0
Total non-current assets	2,260,857	1,365,684
Total assets	3,053,096	1,935,741
Current liabilities:
Short-term debt	0	0
Accounts payable	93	7
Accrued compensation	0	0
Accrued royalties	0	0
Other accrued expenses	3,830	424
Income tax payable	0	8,800
Deferred revenue	0	0
Intercompany payables	119,268	1,099
Total current liabilities	123,191	10,330
Long-term debt	750,000	0
Accrued pension and postretirement liability	19,603	17,845
Deferred income taxes	0	0
Due to Affiliate, Noncurrent	0
Other liabilities	756	603
Total stockholders’ equity	2,159,546	1,906,963
Total liabilities and stockholders’ equity	3,053,096	1,935,741
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	32,314	55,368	55,798	37,234
Accounts receivable, net	212,711	234,785
Income tax receivable	16,384	0
Deferred subscription costs	53,272	47,695
Deferred income taxes	28,585	24,153
Intercompany receivables	174,161	435,027
Other	41,481	28,361
Total current assets	558,908	825,389
Non-current assets:
Property and equipment, net	246,498	188,802
Intangible assets, net	826,152	887,015
Goodwill	2,258,393	2,172,398
Investment in subsidiaries	1,748,795	1,696,977
Due from Affiliate, Noncurrent	0
Other	13,701	19,542
Total non-current assets	5,093,539	4,964,734
Total assets	5,652,447	5,790,123
Current liabilities:
Short-term debt	35,974	255,877
Accounts payable	31,083	30,507
Accrued compensation	57,651	52,591
Accrued royalties	24,590	25,353
Other accrued expenses	91,131	58,038
Income tax payable	0	8,032
Deferred revenue	317,144	297,826
Intercompany payables	1,056,664	1,081,825
Total current liabilities	1,614,237	1,810,049
Long-term debt	1,056,098	1,779,065
Accrued pension and postretirement liability	8,869	7,976
Deferred income taxes	311,796	310,496
Due to Affiliate, Noncurrent	740,879
Other liabilities	30,887	16,857
Total stockholders’ equity	1,889,681	1,865,680
Total liabilities and stockholders’ equity	5,652,447	5,790,123
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	120,842	202,999	$ 289,210	$ 197,451
Accounts receivable, net	208,663	224,478
Income tax receivable	0	6,871
Deferred subscription costs	28,048	27,742
Deferred income taxes	5,782	5,130
Intercompany receivables	291,873	183,569
Other	17,823	14,668
Total current assets	673,031	665,457
Non-current assets:
Property and equipment, net	54,921	56,764
Intangible assets, net	264,957	257,449
Goodwill	898,931	892,783
Investment in subsidiaries	0	0
Due from Affiliate, Noncurrent	740,879
Other	2,792	4,020
Total non-current assets	1,962,480	1,211,016
Total assets	2,635,511	1,876,473
Current liabilities:
Short-term debt	283	139,650
Accounts payable	21,069	26,487
Accrued compensation	44,224	36,869
Accrued royalties	12,756	10,936
Other accrued expenses	36,186	39,725
Income tax payable	32,101	0
Deferred revenue	309,342	288,294
Intercompany payables	3,078	49,268
Total current liabilities	459,039	591,229
Long-term debt	0	0
Accrued pension and postretirement liability	667	1,370
Deferred income taxes	47,804	65,661
Due to Affiliate, Noncurrent	0
Other liabilities	19,528	21,232
Total stockholders’ equity	2,108,473	1,196,981
Total liabilities and stockholders’ equity	$ 2,635,511	$ 1,876,473